Other Key Disclosures (Detail) - Finance Receivable Held by Special Purpose Entities, Transferees ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transferred receivables with continuing involvement	₨ 1,159.9	$ 17.5	₨ 1,670.3
Delinquencies	219.6	3.3	296.0
Credit losses	191.2	2.9	220.5
Retained interest in sold receivables	₨ 50.0	$ 0.8	₨ 64.3